Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 694,996	$ 672,830	$ 642,612
Allowance for credit losses	5,294	5,492	5,626
Net	689,702	667,338	636,986
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	337,714		319,678
Allowance for credit losses	834		802
Net	336,880		318,876
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	94,437		91,540
Allowance for credit losses	2,171		2,341
Net	92,266		89,199
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	249,223		218,944
Allowance for credit losses	1,182		1,272
Net	248,041		217,672
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,264	4,435	4,456
Allowance for credit losses	1,604	1,623	1,655
Net	2,660	2,812	2,801
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	968	1,055	1,090
Allowance for credit losses	412	426	446
Net	556	629	644
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		16	24
Allowance for credit losses			4
Net		16	20
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	795	775	758
Allowance for credit losses	289	281	269
Net	506	494	489
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	676	716	699
Allowance for credit losses	353	350	350
Net	323	366	349
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	543	540	512
Allowance for credit losses	189	194	180
Net	354	346	332
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	377	373	418
Allowance for credit losses	78	78	88
Net	299	295	330
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	905	960	955
Allowance for credit losses	283	294	318
Net	622	666	637
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,273	1,320	1,331
Allowance for credit losses	393	395	374
Net	880	925	957
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	767	820	833
Allowance for credit losses	566	574	626
Net	201	246	207
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,224	2,295	2,292
Allowance for credit losses	645	654	655
Net	$ 1,579	$ 1,641	$ 1,637